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                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /  (a)

             or fiscal year ending: 06/30/13(b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: Waterside Capital Corporation
    B.  File Number: 811-8387
    C.  Telephone Number: 757-626-1111

2.  A.  Street: 2505 Cheyne Walk
    B.  City: Virginia Beach     C. State: VA    D. Zip Code: 23454    Zip Ext:
    E.  Foreign Country:                             Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N) N

4.  Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) Y [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N) N
    [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period? _____________________

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                                                     If filing more than one
                                                      Page 37, "X" box:     [_]

For period ending 06/30/13
File number 811-8387

SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER

89.  A.  [X] Adviser Name (If any):____________________________________________

     B.  [X] File Number: 801- __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

89.  A.  [X] Adviser Name (If any):____________________________________________

     B.  [X] File Number: 801- __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

TRANSFER AGENT

90.  A.  [X] Transfer Agent Name (If any):_____________________________________

     B.  [X] File Number: __________ - __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

90.  A.  [X] Transfer Agent Name (If any):_____________________________________

     B.  [X] File Number: __________ - __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

INDEPENDENT PUBLIC ACCOUNTANT

91.  A.  [X] Accountant Name:__________________________________________________

     B.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

     C.  [X] Foreign Country: ______________ Foreign Postal Code: _____________

91.  A.  [X] Accountant Name:__________________________________________________

     B.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

     C.  [X] Foreign Country: ______________ Foreign Postal Code: _____________

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                                                     If filing more than one
                                                      Page 38, "X" box:     [_]

For period ending 06/30/13
File number 811-8387

CUSTODIAN

92.  A.  [X] Custodian: _______________________________________________________

     B.  [X] City: __________ State: ________ Zip Code: ________ Zip Ext:______

     C.  [X] Foreign Country: ______________ Foreign Postal Code: _____________

     D.  [X] Mark one of the following with an "X":

                                TYPE OF CUSTODY

              Member Nat'l                 Foreign    Insurance Co.
    Bank      Sec. Exchg.      Self       Custodian      Sponsor
Sec. 17(f)(1)  Rule 17f-1   Rule 17f-2   Rule I7f-5    Rule 26a-2     Other
------------- ------------  ----------   -----------  -------------   -----

    NOTE: If self-custody, give name of safekeeping depository and location of assets in sub-items 92A and 92B.

    E. [X] Does Registrant's custodian maintain some or all of registrant's securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y/N)___________ _____
                                                                           Y/N

93. [X] Does Registrant's adviser(s) have advisory clients other than investment companies? (Y/N)____________________________________ _____
                                                                           Y/N

94. Family of investment companies information:

    A. [X] Is Registrant part of a family of investment companies? (Y/N)_____________________________________________________ _____
                                                                           Y/N

    B. [X] If "Y" (Yes) state the number of registered management investment companies in the family:_______________________ _____ (NOTE: count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

    C. [X] Identify the family using 10 letters:_____________________ (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

    D. [X] Is Registrant a wholly-owned subsidiary of a business development company ("BDC")? (Y/N)_______________________ _____
                                                                           Y/N

    E.   [X]  If "Y" (Yes), identify the BDC as follows:

                BDC name:

                File Number: 2- or 33-

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                                                     If filing more than one
                                                      Page 39, "X" box:     [_]

For period ending 06/30/13
File number 811-8387

95.  Sales, repurchases, and redemptions of Registrant's securities during the period:
                                                                     Net
                                                                 Consideration
                                                Number of Shares   Received
                                                  or Principal     or Paid
                                                 Amount of Debt    ($000's
     Class of Security                          ($000's omitted)   omitted)
     -----------------                          ---------------- -------------

     Common Stock:
     A.  [X]  Sales                              _______________ $___________

     B.  [X]  Repurchases                        _______________ $___________

     Preferred Stock:
     C.  [X]  Sales                              _______________ $___________

     D.  [X]  Repurchases and redemptions        _______________ $___________

     Debt Securities:
     E.  [X]  Sales                             $_______________ $___________

     F.  [X]  Repurchases and redemptions       $_______________ $___________

96. Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ:

                                                    CUSIP or        Ticker
              Title of each class of securities    NASDAQ No.       Symbol
              ---------------------------------    ----------       ------

     A.  [X]  _________________________________ ________________ ____________

     B.  [X]  _________________________________ ________________ ____________

     C.  [X]  _________________________________ ________________ ____________

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                                                     If filing more than one
                                                      Page 40, "X" box:     [_]

For period ending 06/30/13
File number 811-8387


FINANCIAL INFORMATION

97. A.  How many months do the answers to items 97 and 98 cover? ____ 12 Months

                                                                     For period
                                                                     covered by
                                                                     this form
                                                                      ($000's
                                                                      omitted)
    INCOME                                                           ----------

    B.  Net interest income ________________________________________ $      524

    C.  Net dividend income ________________________________________ $      525

    D.  Account maintenance fees ___________________________________ $_________

    E.  Net other income ___________________________________________ $       21

    EXPENSES

    F.  Gross advisory fees ________________________________________ $_________

    G.  Gross administrator(s) fees ________________________________ $_________
        (Negative answers allowed for 97H through 97S)

    H.  Salaries and other compensation ____________________________ $      188

    I.  Shareholder servicing agent fees ___________________________ $_________

    J.  Custodian fees _____________________________________________ $_________

    K.  Postage ____________________________________________________ $_________

    L.  Printing expenses __________________________________________ $_________

    M.  Directors' fees ____________________________________________ $        6

    N.  Registration fees __________________________________________ $_________

    O.  Taxes ______________________________________________________ $_________

    P.  Interest ___________________________________________________ $      734

    Q. Bookkeeping fees paid to anyone performing this service ____________________________________________________ $_________

    R.  Auditing fees ______________________________________________ $       52

    S.  Legal fees _________________________________________________ $       65

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                                                     If filing more than one
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For period ending 06/30/13
File number 811-8387

                                                                   For period
                                                                   covered by
                                                                   this form
                                                                    ($000's
         Expenses (Negative answers allowed on this screen for      omitted)
         97T through 97W and 97Z only)                            ----------

    T. Marketing/distribution payments including payments pursuant to a Rule 12b-l plan _________________________ $__________

    U.   Amortization of organization expenses _________________  $__________

    V.   Shareholder meeting expenses __________________________  $__________

    W.   Other expenses ________________________________________  $       279

    X.   Total expenses ________________________________________  $     1,324

    Y.   Expense reimbursements ________________________________  $__________

    Z.   Net investment income _________________________________  $     <254>*

    AA.  Realized capital gains ________________________________  $__________

    BB.  Realized capital losses _______________________________  $   <1,597>

    CC.  1. Net unrealized appreciation during the period ______  $     1,118

         2. Net unrealized depreciation during the period ______  $__________

    DD. Total income dividends for which record date passed during the period _____________________________________ $__________

    EE. Total capital gains distributions for which record date passed during the period ______________________________ $__________

98. Payments per share outstanding during the entire current period:

    A.   Dividends from net investment income __________________  $__________**

    NOTE: Show in fractions of a cent if so declared.

    B.   Distributions of capital gains ________________________  $__________**

    C.   Other distributions ___________________________________  $__________

    NOTE: Show in fractions of a cent if so declared.

*  Negative answer permitted in this field.
** Items 98A and 98B should be of the form mn.nnnn (where n = integer).

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                                                     If filing more than one
                                                      Page 42, "X" box:     [_]

For period ending 06/30/13
File number 811-8387

                                                                     As of the
                                                                      end of
                                                                     current
                                                                     reporting
                                                                      period
                                                                      (000's
                                                                     omitted)
99.  Assets, liabilities, shareholders' equity:                      ---------

     A.  Cash ______________________________________________________ $  1,684

     B.  Repurchase agreements _____________________________________ $_______

     C. Short-term debt securities other than repurchase agreements ________________________________________________ $_______

     D.  Long-term debt securities including convertible
         debt ______________________________________________________ $  2,873

     E.  Preferred, convertible preferred and adjustable rate
         preferred stock ___________________________________________ $  5,921

     F.  Common stock ______________________________________________ $    325

     G.  Options on equities _______________________________________ $  3,880

     H.  Options on all futures ____________________________________ $_______

     I.  Other investments _________________________________________ $     85

     J.  Receivables from portfolio instruments sold _______________ $_______

     K.  Receivables from affiliated persons _______________________ $_______

     L.  Other receivables _________________________________________ $    518

     M.  All other assets __________________________________________ $  2,797

     N.  Total assets ______________________________________________ $ 18,083

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                                                     If filing more than one
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For period ending 06/30/13
File number 811-8387


                                                                    As of the
                                                                     end of
                                                                     current
                                                                    reporting
                                                                     period
                                                                     (000's
                                                                     omitted
                                                                     except
                                                                     for per
                                                                      share
                                                                     amounts
                                                                       and
                                                                    number of
                                                                    accounts)
                                                                   ----------

      O.  Payables for portfolio instruments purchased ___________ $_________

      P.  Amounts owned to affiliated persons ____________________ $_________

      Q.  Senior long-term debt __________________________________ $   11,700

      R.  All other liabilities __________________________________ $    3,444

      S.  Senior equity __________________________________________ $_________

      T.  Net assets of common shareholders ______________________ $    2,939

      U.  Number of shares outstanding ___________________________ $    1,916

      V.  Net asset value per share (to nearest cent) ____________ $     1.53*

      W. Mark-to-market net asset value per share for money market funds only (to 4 decimals) ______________________ $_________**

      X.  Total number of shareholder accounts ___________________        320

      Y.  Total value of assets in segregated accounts ___________ $_________

100.  Monthly average net assets during current reporting period
      ($000's omitted) ___________________________________________ $    2,965

101.  Market price per share at end of period ____________________ $      .25

* Net asset value per share must be of the form nnn.nn (where n =integer). ** Value must be of the form nnn.nnnn (where n = integer).

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                                                     If filing more than one
                                                      Page 44, "X" box:     [_]

For period ending 06/30/13
File number 811-8387

102.  A.    Is the Registrant filing any of the following
            attachments with the current filing of Form N-SAR?
            _____________________________________________________      N
                                                                      Y/N

      NOTE: If answer is "Y" (Yes), mark those items below
            being filed as an attachment to this form ___________  _________
            or incorporated by reference.                             Y/N

      B.    Matters submitted to a vote of security holders _____  _________

      C.    Policies with respect to security investments _______  _________

      D.    Legal proceedings ___________________________________  _________

      E.    Changes in security for debt ________________________  _________

      F.    Defaults and arrears on senior securities ___________  _________

      G.    Changes in control of Registrant ____________________  _________

      H.    Terms of new or amended securities __________________  _________

      I. Revaluation of assets or restatement of capital share account _______________________________________ _________

      J.    Changes in Registrant's certifying accountant _______  _________

      K.    Changes in accounting principles and practices ______  _________

      L.    Mergers _____________________________________________  _________

      M.    Actions required to be reported pursuant to Rule
            2a-7 ________________________________________________  _________

      N.    Transactions effected pursuant to Rule 10f-3 ________  _________

      O. Information required to be filed pursuant to existing exemptive orders ___________________________ _________

Attachment Information (Cont. on Screen 53)

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                                                     If filing more than one
                                                      Page 45, "X" box:     [_]

For period ending 06/30/13
File number 811-8387

Attachment Information (Cont. from Screen 52)

102. P.   1. Exhibits ______________________________________      __________
                                                                         Y/N

          2. Any information called for by instructions to
             sub-item 102 P2 _______________________________      __________
                                                                         Y/N

          3. Any information called for by instructions to
             sub-item 102 P3 _______________________________      __________
                                                                         Y/N

103.  [X] Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data
          are consolidated with that of Registrant in this
          report? (Y/N) ____________________________________      __________
                                                                         Y/N

          [If answer is "N" (No), go to item 105]

104. [X] List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

          811 Numbers            Subsidiary Name
          -----------            ----------------------------------------------

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                                                     If filing more than one
                                                      Page 46, "X" box:     [_]

For period ending 06/30/13
File number 811-8387

ANNUAL SUPPLEMENT

Page 53 is to be filed only once each year at the end of Registrant's fiscal year.

105.  Fidelity bond(s) in effect at the end of the period:

      A.  [X]  Insurer Name: RSUI Indemnity Company

      B.  [X]  Second Insurer:

      C.  [X]  Aggregate face amount of coverage for Registrant on all bonds on which it is named as an insured ($000's
               omitted) ____________________________________________   $ 1,000

106.  A.  [X]  Is the bond part of a joint fidelity bond(s) shared with other investment companies or other
               entities? ___________________________________________      N
                                                                         Y/N

      B.  [X]  If the answer to 106A is "Y" (Yes), how many other investment companies or other entities are covered by
               the bond? ___________________________________________   _______
               NOTE: Count each series as a separate investment
                     company.

107.  A.  [X]  Does the mandatory coverage of the fidelity bond have
               a deductible? _______________________________________      Y
                                                                         Y/N

      B.  [X]  If the answer to 107A is "Y" (Yes), what is the amount
               of the deductible? __________________________________   $    25

108.  A.  [X]  Were any claims with respect to this Registrant filed
               under the bond during the period? ___________________      N
                                                                         Y/N

      B.  [X]  If the answer to 108A is "Y" (Yes), what was the total
               amount of such claim(s)? ____________________________   _______

109.  A.  [X]  Were any losses incurred with respect to this
               Registrant that could have been filed as a claim under
               the fidelity bond but were not? _____________________      N
                                                                         Y/N

      B.  [X]  If the answer to sub-item 109A is "Y" (Yes), what was the total amount of such losses? ($000's
               omitted) ____________________________________________   $______

110.  A.  [X]  Are Registrant's officers and directors covered as officers and directors of Registrant under any errors
               and omissions insurance policy owned by the Registrant
               or anyone else? _____________________________________      Y
                                                                         Y/N

      B.  [X]  Were any claims filed under such policy during the
               period with respect to Registrant? __________________      N
                                                                         Y/N

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Signature Page

   The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

   This report is signed on behalf of the registrant (or depositor or trustee).

City of: Virginia Beach        State of: Virginia      Date: February 28, 2014

Name of Registrant, Depositor, or Trustee:

Franklin P. Earley, President and CEO         Julie H. Stroh, CFO
--------------------------------------        --------------------------------
By (Name and Title):                          Witness (Name and Title):

SEC's Collection of Information

   An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. Section 30 of the Investment Company Act of 1940 ("1940 Act") and the rules thereunder, and Sections 13 and 15(d) of the Securities Exchange Act of 1934 require investment companies to file annual and periodic reports with the Commission. The Commission has specified Form N-SAR for reports for investment companies. The Commission staff uses the information in performing inspections of investment companies, selectively reviewing registration documents filed under the 1940 Act and the Securities Act of 1933 and conducting studies and other types of analyses necessary to keep the Commission's regulatory program for investment companies current in relation to changing industry conditions. The information collected on Form N-SAR is publicly available. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing the burden of the Form. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. (S)3507.

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